Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - Credit risk - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 1,637,926,982	$ 1,415,695,020
AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	44,116,918	67,628,732
AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	22,719,422
Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	22,901,300
AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	12,409,943	6,599,744
AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,735,592
AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	65,071
AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,422,185
AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,763,771	16,172,771
AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	11,261,123
AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	339,114	1,639,832
AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	309,709
AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	110,618
AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	49,713
A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,320,671	6,137,109
A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	877,859
A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	514,333
A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,500,394
A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,971,540
A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,442,374
A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		286,908
A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	136,743	3,653,846
A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		633,612
A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,652,410
A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	243,849
A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	305,058	3,312,483
BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2
B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		400,739
A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	374,142
A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,044,610
BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	312,877
BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,070
BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	13,041
raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	763,325
B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,356
B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	121
BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,617,685	1,535,383
CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	30
CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,470,021,617	1,307,693,859
C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	34,021
D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,571,377
Government Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	998,795,153	1,294,062,245
Government Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	1,235,871
Government Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	998,795,153	1,292,826,374
Government Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	52,786,537	2,428,850
Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	47,729
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		150,659
Provincial Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,829,721
Provincial Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2
Provincial Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		400,739
Provincial Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	52,786,537	0
Provincial Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,439,833	5,416,510
Autonomous City of Buenos Aires Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	5,416,510
Autonomous City of Buenos Aires Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,439,833	0
Autonomous City of Buenos Aires Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	409,986,704	14,767,400
Treasury Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	409,986,704	14,767,400
Treasury Bills | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,816,801	0
Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,816,801	0
Argentine Central Bank’s Bills | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	29,251,662	37,629,548
Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	29,251,662	37,629,548
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	139,850,292	61,390,467
Private Securities | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	14,865,256	29,951,455
Private Securities | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	22,719,422
Private Securities | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	22,901,300
Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	12,409,943	1,183,234
Private Securities | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,735,592
Private Securities | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	65,071
Private Securities | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,422,185
Private Securities | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,763,771	16,022,112
Private Securities | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	11,261,123
Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	339,114	403,961
Private Securities | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	309,709
Private Securities | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	110,618
Private Securities | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	49,713
Private Securities | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,320,671	6,137,109
Private Securities | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	877,859
Private Securities | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	514,333
Private Securities | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,500,394
Private Securities | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,971,540
Private Securities | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,442,374
Private Securities | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		286,908
Private Securities | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	136,743	3,653,846
Private Securities | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		633,612
Private Securities | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,652,410
Private Securities | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	243,849
Private Securities | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	305,058	1,482,762
Private Securities | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Private Securities | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	374,142
Private Securities | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,044,610
Private Securities | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	312,877
Private Securities | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,070
Private Securities | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	13,041
Private Securities | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	763,325
Private Securities | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,356
Private Securities | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	121
Private Securities | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,617,685	1,535,383
Private Securities | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	30
Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,196,589	$ 100,085
Private Securities | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	34,021
Private Securities | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 1,571,377